Vanguard®  Global Wellesley® Income Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (37.0%)
Australia (0.8%)
Rio Tinto plc	60,381	4,251
Canada (2.2%)
Royal Bank of Canada	42,894	4,689
Bank of Nova Scotia	90,219	4,271
Enbridge Inc.	71,786	2,624
		11,584
France (4.2%)
TotalEnergies SE	93,681	6,863
Engie SA	261,515	4,430
Bureau Veritas SA	138,575	4,174
AXA SA	101,833	3,677
Pernod Ricard SA	20,934	3,135
		22,279
Hong Kong (0.8%)
AIA Group Ltd.	536,000	4,163
Italy (1.0%)
FinecoBank Banca Fineco SpA	307,164	4,982
Japan (2.5%)
Tokio Marine Holdings Inc.	119,352	4,135
Isuzu Motors Ltd.	246,921	3,309
Mitsubishi UFJ Financial Group Inc.	260,242	2,764
KDDI Corp.	97,549	2,688
		12,896
Netherlands (0.5%)
Koninklijke KPN NV	755,809	2,834
Norway (1.4%)
Equinor ASA	139,250	4,042
DNB Bank ASA	169,477	3,319
		7,361
Spain (0.6%)
Industria de Diseno Textil SA	63,455	3,017
Switzerland (1.7%)
Novartis AG (Registered)	46,431	4,805
UBS Group AG (Registered)	129,622	4,124
		8,929
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	163,000	4,174
United Kingdom (4.7%)
AstraZeneca plc	37,787	5,874
BAE Systems plc	309,245	5,506
Unilever plc	69,386	3,800
HSBC Holdings plc	402,634	3,589
National Grid plc	273,106	3,094
Reckitt Benckiser Group plc	51,259	2,934
		24,797
United States (15.8%)
Philip Morris International Inc.	58,655	5,946
Ares Management Corp. Class A	34,949	4,899
QUALCOMM Inc.	22,772	4,647
Merck & Co. Inc.	36,397	4,569
Elevance Health Inc.	8,265	4,451
Duke Energy Corp.	39,991	4,142
Cisco Systems Inc.	87,432	4,066
Texas Instruments Inc.	20,769	4,050

				Shares	Market Value ($000)
	Sempra			51,487	3,966
	Johnson & Johnson			25,830	3,788
	Crown Castle Inc.			36,194	3,710
	Bank of America Corp.			92,108	3,683
	Pfizer Inc.			128,138	3,672
	Coterra Energy Inc.			128,604	3,668
	Lockheed Martin Corp.			7,118	3,348
	Microsoft Corp.			8,059	3,346
	Deere & Co.			8,912	3,340
	Home Depot Inc.			9,011	3,017
	Atmos Energy Corp.			24,542	2,845
	Edison International			35,728	2,746
	Darden Restaurants Inc.			17,397	2,616
	UnitedHealth Group Inc.			5,161	2,557
					83,072
Total Common Stocks (Cost $147,376)					194,339
Rights (0.0%)
*	National Grid plc Exp. 6/10/24 (Cost $—)			80,492	201
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (10.1%)
[1,2]	Fannie Mae REMICS	2.000%	9/25/40	10	10
[1,2]	Fannie Mae REMICS	2.500%	5/25/45	483	440
[1,2]	Fannie Mae REMICS	3.000%	2/25/49	51	48
[1,2]	Fannie Mae REMICS	3.500%	6/25/44	75	71
[1,2]	Freddie Mac REMICS	1.750%	9/15/42	507	462
[1,2]	Freddie Mac REMICS	2.000%	7/25/50	595	499
[1,2]	Freddie Mac REMICS	4.000%	9/15/41	370	350
[1]	Ginnie Mae II Pool	2.000%	12/20/50–2/20/51	715	571
[1]	Ginnie Mae II Pool	2.500%	3/20/51–12/20/52	1,105	922
[1,3]	Ginnie Mae II Pool	3.000%	11/20/49–6/15/54	1,253	1,083
[1]	Ginnie Mae II Pool	3.500%	1/20/52–3/20/52	1,303	1,164
[1]	Ginnie Mae II Pool	4.000%	8/20/52	793	729
[1]	Ginnie Mae II Pool	5.000%	9/20/52	594	577
[1]	Ginnie Mae REMICS	2.500%	10/20/49	1,208	1,033
[1]	Ginnie Mae REMICS	2.750%	9/20/44	58	54
[1,2]	UMBS Pool	2.000%	4/1/41–8/1/51	4,494	3,538
[1,2]	UMBS Pool	2.500%	1/1/52	1,393	1,134
[1,2,3]	UMBS Pool	3.000%	10/1/51–6/25/54	3,588	3,027
[1,2]	UMBS Pool	3.500%	7/1/51	629	559
[1,2,3]	UMBS Pool	4.000%	3/1/46–6/25/54	1,848	1,693
[1,2]	UMBS Pool	4.500%	1/1/38–11/1/52	1,974	1,896
[1,2,3]	UMBS Pool	5.000%	11/1/43–7/25/54	2,833	2,741
[1,2]	UMBS Pool	5.500%	1/1/53–9/1/53	4,687	4,618
[1,2,3]	UMBS Pool	6.000%	2/1/53–6/25/54	7,994	8,017
	United States Treasury Note/Bond	1.750%	8/15/41	670	437
	United States Treasury Note/Bond	2.000%	11/15/41	578	392
	United States Treasury Note/Bond	3.375%	8/15/42	215	179
	United States Treasury Note/Bond	4.000%	2/29/28–11/15/42	1,363	1,322
	United States Treasury Note/Bond	4.250%	9/30/24–2/15/54	3,509	3,293
	United States Treasury Note/Bond	4.375%	11/30/28–8/15/43	510	498
	United States Treasury Note/Bond	4.500%	5/15/27–2/15/44	4,493	4,408
[4]	United States Treasury Note/Bond	4.625%	4/30/29–5/15/54	5,129	5,151
[5]	United States Treasury Note/Bond	4.750%	11/15/43	2,284	2,291
Total U.S. Government and Agency Obligations (Cost $54,627)					53,207
Asset-Backed/Commercial Mortgage-Backed Securities (2.2%)
Bermuda (0.0%)
[1,6]	Start II Ltd. Series 2019-1	4.089%	3/15/44	105	100
United States (2.2%)
[1,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/46	740	677
[1,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.411%	6.728%	10/15/36	770	761
[1,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/39	138	124
[1,6]	CF Hippolyta Issuer LLC Series 2020-1	1.690%	7/15/60	169	159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/61	547	498
[1,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/62	244	239
[1,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	6.874%	10/25/41	141	141
[1,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/30	1,065	1,076
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/32	820	688
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/58	134	124
[1,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/26	682	626
[1,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	685	684
[1,6]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/71	775	773
[1,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	1.910%	10/20/61	975	863
[1,6]	New Economy Assets Phase 1 Sponsor LLC Series 2021-1	2.410%	10/20/61	245	209
[1,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/48	1,543	1,483
[1,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/58	47	46
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/38	1,376	1,375
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/38	730	737
					11,283
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $11,505)					11,383
Corporate Bonds (40.1%)
Australia (0.9%)
[6]	Commonwealth Bank of Australia	5.071%	9/14/28	1,500	1,500
[6]	Glencore Funding LLC	5.371%	4/4/29	465	462
[6]	Glencore Funding LLC	6.375%	10/6/30	2,047	2,130
[6]	Glencore Funding LLC	6.500%	10/6/33	199	208
[6]	Glencore Funding LLC	5.893%	4/4/54	245	239
					4,539
Belgium (0.9%)
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	584	537
[1,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/31	355	342
[1,8]	Anheuser-Busch InBev SA/NV	2.750%	3/17/36	725	712
[1,8]	Argenta Spaarbank NV	1.000%	10/13/26	1,600	1,662
[8]	Crelan SA	5.250%	1/23/32	1,200	1,355
					4,608
Canada (1.2%)
[6]	Constellation Software Inc.	5.158%	2/16/29	130	129
[6]	Constellation Software Inc.	5.461%	2/16/34	1,681	1,674
[6]	Element Fleet Management Corp.	5.643%	3/13/27	410	410
[9]	Emera Inc.	4.838%	5/2/30	1,560	1,125
	Emera US Finance LP	2.639%	6/15/31	570	465
	Emera US Finance LP	4.750%	6/15/46	168	135
[9]	Enbridge Inc.	6.100%	11/9/32	888	691
	Fortis Inc.	3.055%	10/4/26	625	591
[9]	Rogers Communications Inc.	3.250%	5/1/29	1,305	890
					6,110
Denmark (0.9%)
[1,8]	Danfoss Finance II BV	4.125%	12/2/29	1,330	1,465
[6]	Danske Bank A/S	6.466%	1/9/26	1,550	1,554
[6]	Danske Bank A/S	1.621%	9/11/26	875	829
[1,10]	Danske Bank A/S	2.250%	1/14/28	560	655
[6]	Danske Bank A/S	5.705%	3/1/30	280	280
					4,783
France (2.8%)
[1,8]	Banque Federative du Credit Mutuel SA	4.375%	5/2/30	1,300	1,442
[8]	Banque Federative du Credit Mutuel SA	3.875%	6/16/32	1,500	1,604
[1,8]	BNP Paribas SA	0.125%	9/4/26	400	402
[6]	BNP Paribas SA	5.335%	6/12/29	1,490	1,487
[1,8]	BNP Paribas SA	4.250%	4/13/31	1,100	1,220
[1,8]	BNP Paribas SA	1.125%	1/15/32	400	398
[6]	BNP Paribas SA	5.894%	12/5/34	635	653
[6]	BPCE SA	5.281%	5/30/29	280	279
[6]	BPCE SA	6.714%	10/19/29	1,415	1,471
[1,8]	BPCE SA	1.750%	2/2/34	1,200	1,161
[6]	BPCE SA	5.936%	5/30/35	250	250
[8]	BPCE SFH SA	3.000%	10/17/29	1,200	1,285
[1,8]	Carmila SA	5.500%	10/9/28	700	794
[1,8]	Credit Agricole SA	3.875%	11/28/34	200	220
[6]	Danone SA	2.947%	11/2/26	285	270
[1,8]	Engie SA	0.375%	6/11/27	800	787

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,8]	Engie SA	4.000%	1/11/35	400	436
[1,8]	Engie SA	2.000%	9/28/37	500	429
[6]	WEA Finance LLC	2.875%	1/15/27	95	88
[6]	WEA Finance LLC	3.500%	6/15/29	205	182
					14,858
Germany (1.4%)
[6]	Daimler Truck Finance North America LLC	5.150%	1/16/26	310	308
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	150	149
	Deutsche Bank AG	6.119%	7/14/26	1,545	1,547
	Deutsche Bank AG	6.819%	11/20/29	670	696
[1,10]	E.ON International Finance BV	6.250%	6/3/30	155	208
[1,10]	E.ON International Finance BV	6.375%	6/7/32	1,050	1,422
[1,8]	E.ON SE	4.125%	3/25/44	445	473
[1,8]	Eurogrid GmbH	3.279%	9/5/31	1,200	1,260
[8]	Sirius Real Estate Ltd.	1.750%	11/24/28	1,600	1,486
					7,549
Ireland (0.0%)
[6]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	178	167
Italy (2.0%)
[8]	Autostrade per l'Italia SpA	2.000%	12/4/28	2,025	2,007
[8]	Autostrade per l'Italia SpA	2.000%	1/15/30	420	406
[1,8]	Autostrade per l'Italia SpA	5.125%	6/14/33	325	366
[1,8]	Banco BPM SpA	0.750%	3/15/27	1,295	1,294
[1,8]	BPER Banca SpA	3.750%	10/22/28	1,700	1,861
[1,8]	Credit Agricole Italia SpA	1.000%	9/30/31	100	92
[1,8]	Credit Agricole Italia SpA	3.500%	7/15/33	700	764
[1,8]	Credit Agricole Italia SpA	3.500%	3/11/36	600	653
[6]	Eni SpA	5.950%	5/15/54	355	351
[8]	Intesa Sanpaolo SpA	3.625%	6/30/28	2,245	2,440
[8]	Mediobanca Banca di Credito Finanziario SpA	2.375%	6/30/27	185	193
					10,427
Japan (0.3%)
[6]	NTT Finance Corp.	1.162%	4/3/26	700	649
[1,11]	Toyota Motor Finance Netherlands BV	2.130%	6/15/27	805	900
					1,549
Luxembourg (0.3%)
[1,8]	P3 Group Sarl	1.625%	1/26/29	1,530	1,457
Netherlands (0.1%)
[1,8]	Koninklijke KPN NV	0.875%	11/15/33	500	417
Norway (0.4%)
[1,8]	Aker BP ASA	1.125%	5/12/29	750	712
[6]	Aker BP ASA	4.000%	1/15/31	1,900	1,717
					2,429
Portugal (0.7%)
[8]	Banco BPI SA	3.625%	7/4/28	2,200	2,398
[1,8]	EDP - Energias de Portugal SA	3.875%	6/26/28	1,000	1,087
					3,485
South Africa (0.1%)
[1,8]	Anglo American Capital plc	4.750%	9/21/32	625	700
Spain (0.8%)
[1,8]	Banco de Sabadell SA	3.500%	8/28/26	1,700	1,839
[1,8]	CaixaBank SA	4.250%	9/6/30	1,100	1,228
[1,8]	CaixaBank SA	5.125%	7/19/34	700	810
[8]	Cajamar Caja Rural SCC	3.375%	7/25/29	200	215
					4,092
Switzerland (1.8%)
[6]	Alcon Finance Corp.	3.000%	9/23/29	2,965	2,667
[8]	Sika Capital BV	1.500%	4/29/31	955	900
	UBS AG	7.500%	2/15/28	1,816	1,939
	UBS AG	5.650%	9/11/28	1,845	1,877
[1,8]	UBS Group AG	4.750%	3/17/32	1,155	1,306
[6]	UBS Group AG	6.301%	9/22/34	783	817
					9,506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
United Arab Emirates (0.9%)
[6]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	995	1,002
[6]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	875	889
[6]	DAE Funding LLC	1.550%	8/1/24	1,125	1,116
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	2,123	1,799
					4,806
United Kingdom (2.3%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	1,212	977
[6]	Ashtead Capital Inc.	5.500%	8/11/32	300	293
[6]	Ashtead Capital Inc.	5.550%	5/30/33	205	200
[6]	Ashtead Capital Inc.	5.950%	10/15/33	325	326
[6]	Ashtead Capital Inc.	5.800%	4/15/34	305	303
[6]	BAE Systems plc	5.250%	3/26/31	240	238
[8]	BUPA Finance plc	5.000%	10/12/30	1,670	1,881
[10]	Grainger plc	3.000%	7/3/30	1,230	1,322
[10]	Hammerson plc	7.250%	4/21/28	525	687
[1,10]	Heathrow Funding Ltd.	2.750%	10/13/29	790	890
	HSBC Holdings plc	5.597%	5/17/28	1,195	1,198
[1,10]	National Grid Electricity Transmission plc	2.000%	9/16/38	635	523
[1,10]	National Grid Electricity Transmission plc	2.000%	4/17/40	310	243
[1,8]	National Grid plc	0.163%	1/20/28	925	880
[1,8]	National Grid plc	3.875%	1/16/29	650	706
[8]	Nationwide Building Society	3.625%	3/15/28	120	131
[1,8]	Severn Trent Utilities Finance plc	4.000%	3/5/34	420	445
	Smith & Nephew plc	5.400%	3/20/34	920	902
					12,145
United States (22.3%)
	AbbVie Inc.	4.950%	3/15/31	645	640
	AbbVie Inc.	4.050%	11/21/39	667	575
	AbbVie Inc.	5.350%	3/15/44	50	49
	AbbVie Inc.	5.400%	3/15/54	115	113
	American Express Co.	5.043%	5/1/34	1,487	1,454
	American International Group Inc.	3.400%	6/30/30	1,149	1,039
[8]	American Medical Systems Europe BV	3.500%	3/8/32	540	574
[6]	American Transmission Systems Inc.	2.650%	1/15/32	605	499
	AT&T Inc.	3.500%	6/1/41	1,031	787
	AT&T Inc.	4.300%	12/15/42	972	811
	AT&T Inc.	4.750%	5/15/46	995	867
[6]	Athene Global Funding	1.450%	1/8/26	1,481	1,385
[6]	Athene Global Funding	2.500%	3/24/28	1,475	1,319
[6]	Athene Global Funding	5.583%	1/9/29	685	684
	Bank of America Corp.	5.819%	9/15/29	1,289	1,311
	Bank of America Corp.	3.311%	4/22/42	625	473
[12]	Berkshire Hathaway Inc.	0.170%	9/13/24	500,000	3,176
[8]	Booking Holdings Inc.	4.500%	11/15/31	120	136
[8]	Booking Holdings Inc.	4.125%	5/12/33	610	674
[6]	Boston Gas Co.	3.001%	8/1/29	105	93
	BP Capital Markets America Inc.	5.227%	11/17/34	505	500
	BP Capital Markets America Inc.	3.001%	3/17/52	808	522
[1,9]	BP Capital Markets plc	3.470%	5/15/25	1,325	958
[6]	Broadcom Inc.	3.469%	4/15/34	1,587	1,338
[6]	Broadcom Inc.	4.926%	5/15/37	786	731
	Capital One Financial Corp.	7.149%	10/29/27	2,752	2,845
	Capital One Financial Corp.	5.700%	2/1/30	105	105
[8]	Carrier Global Corp.	4.500%	11/29/32	810	910
	Charter Communications Operating LLC	4.200%	3/15/28	2,974	2,796
	Charter Communications Operating LLC	2.250%	1/15/29	65	55
	Charter Communications Operating LLC	5.050%	3/30/29	435	417
	Charter Communications Operating LLC	6.384%	10/23/35	305	298
	Charter Communications Operating LLC	3.700%	4/1/51	40	24
	Citizens Financial Group Inc.	5.841%	1/23/30	265	263
	Cleco Corporate Holdings LLC	3.375%	9/15/29	270	233
[3,6]	CNO Global Funding	5.875%	6/4/27	793	795
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	1,138	1,141
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	330	332
[6]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	190	186
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	225	228
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	402	419
	Comcast Corp.	3.250%	11/1/39	355	271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	4.750%	3/1/44	852	772
	Comcast Corp.	4.000%	3/1/48	20	16
	Comcast Corp.	4.049%	11/1/52	6	5
	Comcast Corp.	2.937%	11/1/56	447	269
	Comcast Corp.	2.650%	8/15/62	130	70
	Comcast Corp.	2.987%	11/1/63	4	2
	Corebridge Financial Inc.	4.350%	4/5/42	1,178	973
[6]	Corebridge Global Funding	5.900%	9/19/28	160	163
	CVS Health Corp.	2.875%	6/1/26	1,000	951
	CVS Health Corp.	4.300%	3/25/28	96	93
	Dignity Health	3.812%	11/1/24	659	649
	Discovery Communications LLC	3.625%	5/15/30	565	497
	Discovery Communications LLC	5.300%	5/15/49	274	222
	Discovery Communications LLC	4.000%	9/15/55	401	255
[1]	Dominion Energy Inc.	3.375%	4/1/30	92	83
[1]	Dominion Energy Inc.	4.900%	8/1/41	583	516
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	169
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	129	129
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	250	243
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	280	244
	Duke Energy Progress LLC	4.200%	8/15/45	350	283
	Eaton Corp.	4.700%	8/23/52	80	72
	Energy Transfer LP	6.000%	6/15/48	395	381
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	100	96
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	600	548
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	565	496
[6]	ERAC USA Finance LLC	5.200%	10/30/34	565	555
	Extra Space Storage LP	5.500%	7/1/30	1,059	1,059
	Extra Space Storage LP	5.900%	1/15/31	225	229
[1]	FirstEnergy Corp.	4.150%	7/15/27	670	639
[6]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	35	35
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	40	40
[6]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/29	124	115
	Florida Power & Light Co.	5.050%	4/1/28	125	125
[8]	Fortive Corp.	3.700%	8/15/29	1,515	1,632
[6]	Foundry JV Holdco LLC	5.900%	1/25/30	200	203
[6]	Foundry JV Holdco LLC	6.150%	1/25/32	733	748
[6]	Foundry JV Holdco LLC	6.250%	1/25/35	1,168	1,193
[6]	Foundry JV Holdco LLC	6.400%	1/25/38	900	925
[6]	GA Global Funding Trust	5.500%	1/8/29	790	787
[8]	General Mills Inc.	3.907%	4/13/29	765	834
	Georgia Power Co.	4.300%	3/15/42	1,486	1,271
[1]	Georgia Power Co.	3.700%	1/30/50	35	26
	Georgia Power Co.	5.125%	5/15/52	700	650
	GLP Capital LP	6.750%	12/1/33	1,497	1,558
	Goldman Sachs Group Inc.	1.431%	3/9/27	1,310	1,218
[6]	Gray Oak Pipeline LLC	2.600%	10/15/25	291	279
[6]	Gray Oak Pipeline LLC	3.450%	10/15/27	45	42
	HEICO Corp.	5.350%	8/1/33	1,987	1,967
	Home Depot Inc.	3.300%	4/15/40	1,179	915
[6]	Hyundai Capital America	6.250%	11/3/25	2,648	2,666
	Icon Investments Six DAC	5.849%	5/8/29	200	203
	Icon Investments Six DAC	6.000%	5/8/34	1,163	1,184
	Intel Corp.	5.600%	2/21/54	451	435
	Intercontinental Exchange Inc.	4.350%	6/15/29	1,768	1,708
[6]	ITC Holdings Corp.	4.950%	9/22/27	295	291
	JPMorgan Chase & Co.	4.912%	7/25/33	912	883
[1]	JPMorgan Chase & Co.	3.964%	11/15/48	500	400
[1]	Kaiser Foundation Hospitals	2.810%	6/1/41	710	511
	Kaiser Foundation Hospitals	4.875%	4/1/42	235	219
	Kenvue Inc.	5.050%	3/22/53	617	579
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	500	468
	Kite Realty Group LP	5.500%	3/1/34	912	889
	LKQ Corp.	5.750%	6/15/28	275	278
	LKQ Corp.	6.250%	6/15/33	139	143
[8]	LKQ Dutch Bond BV	4.125%	3/13/31	1,230	1,326
	LXP Industrial Trust	6.750%	11/15/28	1,557	1,609
	M&T Bank Corp.	7.413%	10/30/29	1,000	1,051
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	140	94
	Merck & Co. Inc.	5.000%	5/17/53	656	613

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Met Tower Global Funding	5.250%	4/12/29	325	325
[1]	Morgan Stanley	3.125%	7/27/26	2,100	2,006
[1]	Morgan Stanley	3.772%	1/24/29	175	166
[8]	Morgan Stanley	0.497%	2/7/31	675	607
[1]	Morgan Stanley	2.511%	10/20/32	1,571	1,291
	Morgan Stanley	5.466%	1/18/35	155	154
	MPLX LP	5.500%	6/1/34	585	572
[8]	MSD Netherlands Capital BV	3.750%	5/30/54	845	889
	Nasdaq Inc.	5.550%	2/15/34	1,058	1,057
	Nasdaq Inc.	5.950%	8/15/53	105	107
	Nasdaq Inc.	6.100%	6/28/63	95	97
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	375	376
	NiSource Inc.	5.250%	3/30/28	255	254
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	280	213
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	12	8
[6]	Oglethorpe Power Corp.	6.191%	1/1/31	250	252
	Oglethorpe Power Corp.	4.550%	6/1/44	20	16
	Oglethorpe Power Corp.	4.250%	4/1/46	81	62
	Oracle Corp.	3.650%	3/25/41	1,350	1,034
	Oracle Corp.	4.500%	7/8/44	480	400
	Pacific Gas & Electric Co.	5.800%	5/15/34	964	962
	Pacific Gas & Electric Co.	4.500%	7/1/40	1,148	952
	Pacific Gas & Electric Co.	4.200%	6/1/41	370	292
	Pacific Gas & Electric Co.	6.750%	1/15/53	473	500
[6]	Penske Truck Leasing Co. LP	4.000%	7/15/25	140	137
[6]	Penske Truck Leasing Co. LP	6.200%	6/15/30	890	922
	Philip Morris International Inc.	5.125%	2/13/31	580	571
	Philip Morris International Inc.	5.250%	2/13/34	2,154	2,109
	Progressive Corp.	3.950%	3/26/50	648	512
[1,8]	Prologis Euro Finance LLC	4.250%	1/31/43	610	644
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	1,000	999
[1]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	245	187
[1]	Prudential Financial Inc.	3.700%	3/13/51	830	605
	Public Service Enterprise Group Inc.	5.200%	4/1/29	570	566
	Public Service Enterprise Group Inc.	5.450%	4/1/34	325	321
	QUALCOMM Inc.	4.500%	5/20/52	160	138
[8]	Realty Income Corp.	4.875%	7/6/30	2,390	2,685
[6]	RGA Global Funding	5.448%	5/24/29	580	580
	Royalty Pharma plc	3.300%	9/2/40	1,162	841
	Royalty Pharma plc	3.350%	9/2/51	759	483
	RTX Corp.	4.450%	11/16/38	550	485
[6]	SBA Tower Trust	1.884%	1/15/26	110	103
[6]	SBA Tower Trust	1.631%	11/15/26	615	555
[1]	SCE Recovery Funding LLC	0.861%	11/15/31	180	154
[1]	SCE Recovery Funding LLC	1.942%	5/15/38	105	76
[1]	SCE Recovery Funding LLC	2.510%	11/15/43	60	40
[6]	Schlumberger Holdings Corp.	5.000%	11/15/29	525	519
	Shell International Finance BV	4.000%	5/10/46	275	222
	Shell International Finance BV	3.000%	11/26/51	340	221
[1]	Southern California Edison Co.	3.700%	8/1/25	30	29
[1]	Southern California Edison Co.	2.950%	2/1/51	515	320
	Southern California Edison Co.	5.875%	12/1/53	359	359
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	285	291
[1]	SSM Health Care Corp.	3.823%	6/1/27	380	365
	Targa Resources Corp.	6.150%	3/1/29	465	479
[6]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/34	792	758
	T-Mobile USA Inc.	5.750%	1/15/54	717	713
	Toledo Hospital	5.750%	11/15/38	150	148
	Tyson Foods Inc.	5.700%	3/15/34	1,279	1,271
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/26	37	36
	UnitedHealth Group Inc.	3.850%	6/15/28	415	397
	UnitedHealth Group Inc.	2.000%	5/15/30	215	181
	UnitedHealth Group Inc.	4.750%	5/15/52	50	44
	UnitedHealth Group Inc.	5.050%	4/15/53	857	792
	Verizon Communications Inc.	2.875%	11/20/50	180	113
	Verizon Communications Inc.	2.987%	10/30/56	1,232	750
	Verizon Communications Inc.	3.000%	11/20/60	183	109
[6]	VICI Properties LP	4.250%	12/1/26	2,672	2,571
[1,9]	Walt Disney Co.	3.057%	3/30/27	1,225	857
	Warnermedia Holdings Inc.	4.054%	3/15/29	1,160	1,069

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,9]	Wells Fargo & Co.	2.975%	5/19/26	600	425
	Wells Fargo & Co.	6.303%	10/23/29	965	998
[1]	Wells Fargo & Co.	4.611%	4/25/53	1,097	936
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	1,660	1,665
[8]	WP Carey Inc.	4.250%	7/23/32	1,500	1,608
					117,369
Total Corporate Bonds (Cost $214,072)					210,996
Sovereign Bonds (6.8%)
Australia (0.2%)
[1,13]	Commonwealth of Australia	2.750%	11/21/27	160	102
[1,13]	Commonwealth of Australia	2.250%	5/21/28	1,183	736
[1,13]	Commonwealth of Australia	1.000%	11/21/31	181	95
[1,13]	Commonwealth of Australia	4.500%	4/21/33	289	195
					1,128
Bermuda (0.0%)
[1,6]	Bermuda	2.375%	8/20/30	200	167
Bulgaria (0.2%)
[1,8]	Republic of Bulgaria	4.500%	1/27/33	965	1,100
Canada (1.6%)
[9]	Canadian Government Bond	1.000%	9/1/26	1,065	731
[9]	Canadian Government Bond	2.750%	9/1/27	1,100	781
[9]	Canadian Government Bond	3.000%	6/1/34	1,486	1,034
[9]	Canadian Government Bond	1.750%	12/1/53	219	109
[9]	City of Montreal	3.500%	12/1/38	910	580
[9]	City of Toronto	3.200%	8/1/48	1,000	568
[9]	Municipal Finance Authority of British Columbia	4.950%	12/1/27	600	453
[1,13]	Province of British Columbia	5.250%	5/23/34	2,850	1,898
[9]	Province of Ontario	2.900%	6/2/28	815	575
[1,11]	Province of Ontario	0.250%	6/28/29	1,075	1,117
[9]	Regional Municipality of York	2.150%	6/22/31	500	321
					8,167
Chile (0.1%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	753
France (0.3%)
[1,6,8]	French Republic	2.000%	11/25/32	1,660	1,659
Germany (0.9%)
[1,8]	Federal Republic of Germany	3.100%	12/12/25	2,730	2,956
[8]	Federal Republic of Germany	2.200%	2/15/34	820	855
[8]	Federal Republic of Germany	2.500%	8/15/54	950	973
					4,784
Israel (0.2%)
	State of Israel	5.375%	3/12/29	935	919
	State of Israel	5.500%	3/12/34	200	191
					1,110
Japan (0.7%)
[1,12]	Japan	0.000%	6/3/24	99,850	635
[1,12]	Japan	0.000%	11/11/24	304,000	1,932
[1,12]	Japan	1.100%	6/20/43	111,250	629
[1,12]	Japan	0.700%	6/20/51	80,700	365
[1,12]	Japan	0.700%	9/20/51	4,850	22
[1,12]	Japan	1.200%	6/20/53	32,650	166
					3,749
Mexico (0.2%)
	United Mexican States	6.400%	5/7/54	980	945
Qatar (0.1%)
[1,6]	State of Qatar	5.103%	4/23/48	285	271
[1,6]	State of Qatar	4.400%	4/16/50	205	176
					447
Saudi Arabia (0.6%)
[1,6]	Kingdom of Saudi Arabia	5.000%	1/16/34	1,285	1,252

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1,6]	Kingdom of Saudi Arabia	5.750%	1/16/54	1,911	1,843
					3,095
Spain (0.1%)
[6,8]	Kingdom of Spain	0.600%	10/31/29	420	400
Supranational (1.3%)
[1,8]	European Investment Bank	1.500%	10/16/48	960	730
[1,8]	European Union	0.000%	7/4/35	865	666
[1,8]	European Union	0.200%	6/4/36	1,655	1,269
[1,8]	European Union	4.000%	4/4/44	590	688
[1,8]	European Union	2.625%	2/4/48	2,770	2,641
[1,8]	European Union	3.000%	3/4/53	590	586
					6,580
United Kingdom (0.3%)
[10]	United Kingdom	3.250%	1/22/44	450	466
[10]	United Kingdom	0.625%	10/22/50	1,895	939
					1,405
Total Sovereign Bonds (Cost $38,034)					35,489
Taxable Municipal Bonds (0.9%)
United States (0.9%)
	Broward County FL Airport System Revenue	3.477%	10/1/43	80	65
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/40	34	37
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/40	60	47
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/51	30	25
	Dallas-Fort Worth TX International Airport Revenue	4.507%	11/1/51	55	49
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/57	518	582
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/46	75	69
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/52	210	149
	Illinois GO	5.100%	6/1/33	1,575	1,544
[14]	Kansas Development Finance Authority Revenue (Employees Retirement System)	5.371%	5/1/26	280	279
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/26	10	10
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/39	155	167
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/40	380	413
[15]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/28	525	558
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/60	160	107
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/35	500	499
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/41	390	387
Total Taxable Municipal Bonds (Cost $5,433)					4,987

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (2.5%)
Money Market Fund (2.5%)
[16]	Vanguard Market Liquidity Fund (Cost $12,987)	5.397%	129,887	12,988
Total Investments (99.6%) (Cost $484,034)				523,590
Other Assets and Liabilities—Net (0.4%)				1,927
Net Assets (100%)				525,517
Cost is in $000.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2024.
4	Securities with a value of $307,000 have been segregated as initial margin for open futures contracts.
5	Securities with a value of $983,000 have been segregated as collateral for open forward currency contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2024, the aggregate value was $68,766,000, representing 13.1% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Japanese yen.
13	Face amount denominated in Australian dollars.
14	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Euro-Bobl	June 2024	(6)	(755)	6
Euro-Bund	June 2024	(1)	(140)	2
Euro-Buxl	June 2024	(10)	(1,372)	42
Ultra 10-Year U.S. Treasury Note	September 2024	(53)	(5,938)	7
				57

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Bank of America, N.A.	6/28/24	EUR	1,085	USD	1,178	1	—
Goldman Sachs International	6/28/24	GBP	570	USD	724	2	—
Bank of America, N.A.	6/28/24	JPY	115,000	USD	734	—	—
Goldman Sachs International	6/28/24	USD	5,716	AUD	8,602	—	(12)
JPMorgan Chase Bank, N.A.	6/28/24	USD	10,192	CAD	13,983	—	(72)
JPMorgan Chase Bank, N.A.	6/28/24	USD	2,017	CHF	1,837	—	(24)
JPMorgan Chase Bank, N.A.	6/28/24	USD	75,738	EUR	69,730	—	(4)
Goldman Sachs International	6/28/24	USD	694	EUR	640	—	(1)
JPMorgan Chase Bank, N.A.	6/28/24	USD	7,024	GBP	5,511	—	—
Bank of America, N.A.	6/28/24	AUD	1,970	GBP	1,029	—	—
JPMorgan Chase Bank, N.A.	6/28/24	EUR	286	GBP	244	—	—
Goldman Sachs International	6/28/24	USD	3,332	JPY	520,557	10	—
Goldman Sachs International	6/28/24	AUD	2,029	JPY	209,400	15	—
JPMorgan Chase Bank, N.A.	6/28/24	USD	1,995	JPY	312,000	4	—
Bank of America, N.A.	6/28/24	GBP	328	JPY	65,000	3	—
						35	(113)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
B.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.  To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D.  Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.  Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	94,656	—	—	94,656
Common Stocks—Other	—	99,683	—	99,683
Rights	201	—	—	201
U.S. Government and Agency Obligations	—	53,207	—	53,207
Asset-Backed/Commercial Mortgage-Backed Securities	—	11,383	—	11,383
Corporate Bonds	—	210,996	—	210,996
Sovereign Bonds	—	35,489	—	35,489
Taxable Municipal Bonds	—	4,987	—	4,987
Temporary Cash Investments	12,988	—	—	12,988
Total	107,845	415,745	—	523,590

Derivative Financial Instruments
Assets
Futures Contracts[1]	57	—	—	57
Forward Currency Contracts	—	35	—	35
Total	57	35	—	92
Liabilities
Forward Currency Contracts	—	113	—	113
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.